Related Party Transactions - Additional Information (Detail) - Related Party ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Related Party Investees
Related Party Transactions With Others [Abstract]
Sales to related parties	¥ 2,107	$ 301	¥ 2,728	¥ 2,699
Related Party Transactions With Investees [Abstract]
Purchased from related parties	¥ 2,100	$ 304	¥ 2,500	2,600
Related Party C
Related Party Transactions With Others [Abstract]
Sales to related parties				¥ 1,800